CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $)	Total	Preferred Shares [Member]	Common Stock [Member]	Additional Paid-in-Capital [Member]	Accumulated Distributions in Excess of Net Income [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2008
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect, change in accounting principle from non-consolidated entity					$ 11,647,000	$ (11,647,000)
Contributions from noncontrolling interests	1,756,000						1,756,000
Redemption of noncontrolling OP units for common shares				3,580,000			(3,580,000)
Redemption of noncontrolling OP units for common shares (in shares)			572,213
Conversion - Series C		(24,439,000)		31,433,000	(6,994,000)
Conversion - Series C (in shares)		(503,100)	2,955,368
Issuance of common shares and deferred compensation amortization, net	24,569,000		1,000	24,568,000
Issuance of common shares and deferred compensation amortization, net (in shares)			4,811,241
Dividends/distributions	(46,858,000)		1,000	52,858,000	(96,232,000)		(3,485,000)
Dividends/distributions (in shares)			13,304,198
Comprehensive income (loss):
Net loss	(211,272,000)				(210,152,000)		(1,120,000)
Other comprehensive income:
Change in unrealized gain on foreign currency translation, net	(19,000)					(19,000)
Change in unrealized loss on investments in non-consolidated entities and reclassifications, net	26,174,000					26,174,000
Change in unrealized gain (loss) on interest rate swap, net	1,815,000					1,815,000
Other comprehensive income (loss)	27,970,000
Comprehensive loss	(183,302,000)
Balance at Dec. 31, 2009	1,297,236,000	327,867,000	12,000	1,750,979,000	(870,862,000)	673,000	88,567,000
Balance (in shares) at Dec. 31, 2009		11,455,200	121,943,258
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions from noncontrolling interests	4,854,000						4,854,000
Redemption of noncontrolling OP units for common shares				2,685,000			(2,685,000)
Redemption of noncontrolling OP units for common shares (in shares)			457,351
Transfer of noncontrolling interests	(1,957,000)						(1,957,000)
Issuance of Convertible Notes	13,134,000			13,134,000
Forfeiture of employee performance common shares	171,000				171,000
Forfeiture of employee performance common shares (in shares)			(21,720)
Exercise of employee common share options	(356,000)			(356,000)
Exercise of employee common share options (in shares)			95,976
Issuance of common shares and deferred compensation amortization, net	171,503,000		3,000	171,500,000
Issuance of common shares and deferred compensation amortization, net (in shares)			24,077,724
Dividends/distributions	(90,267,000)				(81,911,000)		(8,356,000)
Comprehensive income (loss):
Net loss	(37,410,000)				(32,960,000)		(4,450,000)
Other comprehensive income:
Change in unrealized gain on foreign currency translation, net	(740,000)					(740,000)
Change in unrealized gain (loss) on interest rate swap, net	(39,000)					(39,000)
Other comprehensive income (loss)	(779,000)
Comprehensive loss	(38,189,000)
Balance at Dec. 31, 2010	1,356,129,000	327,867,000	15,000	1,937,942,000	(985,562,000)	(106,000)	75,973,000
Balance (in shares) at Dec. 31, 2010		11,455,200	146,552,589
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions from noncontrolling interests	2,000						2,000
Obtained control of noncontrolling investment	574,000						574,000
Redemption of noncontrolling OP units for common shares				2,187,000			(2,187,000)
Redemption of noncontrolling OP units for common shares (in shares)			398,927
Repurchase of common shares	(31,916,000)			(31,916,000)
Repurchase of common shares (in shares)			3,974,645
Repurchase of preferred shares	(15,456,000)	(16,194,000)			738,000
Repurchase of preferred shares (in shares)		(544,126)
Exercise of employee common share options	221,000			221,000
Exercise of employee common share options (in shares)			250,355
Forfeiture of employee common shares	69,000				69,000
Forfeiture of employee common shares (in shares)			(10,140)
Issuance of common shares and deferred compensation amortization, net	102,416,000		11,721,265	102,416,000
Dividends/distributions	(102,874,000)				(97,063,000)		(5,811,000)
Comprehensive income (loss):
Net loss	(89,778,000)				(79,584,000)		(10,194,000)
Other comprehensive income:
Change in unrealized gain (loss) on interest rate swap, net	2,044,000					2,044,000
Other comprehensive income (loss)	2,044,000
Comprehensive loss	(87,734,000)
Balance at Dec. 31, 2011	$ 1,221,431,000	$ 311,673,000	$ 15,000	$ 2,010,850,000	$ (1,161,402,000)	$ 1,938,000	$ 58,357,000
Balance (in shares) at Dec. 31, 2011		10,911,074	154,938,351